Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,604,784.56
Total Fee Amount	13,064.92
Total Offset Amount	0.00
Net Fee	$ 13,064.92
Offering Table N/A
Offset Table N/A	N/A